COTTONWOOD MUTUAL FUNDS

HAGIN Keystone Market Neutral Fund (HKMNX)

Supplement to the Prospectus and Statement of Additional Information dated April 10, 2014

Supplement dated May 19, 2014

Portfolio Manager Change

Effective immediately, Mr. Nathan Lee, CFA, will no longer serve as one of the four portfolio managers to the HAGIN Keystone Market Neutral Fund (the “Fund”).  Mr. Lee served as portfolio manager to the Fund since the Fund’s inception in March 2012.  The section entitled “Portfolio Managers” on page 5 of the Fund’s prospectus is hereby replaced with the following:

Portfolio Managers.

Robert Morris, CFA, Portfolio Manager, has managed the Fund since March 2012.

Patrick Morris, Portfolio Manager, has managed the Fund since March 2012.

Kyle Cox, CFA, Portfolio Manager, has managed the Fund since March 2012.

References to Mr. Lee in the Fund’s prospectus and SAI are hereby deleted.  For further information or if you have questions, please contact the Fund at 1.888.257.4240.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE